Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Principal Maturities of Long-term Debt
At September 30, 2017, the principal maturities of the long-term debt were as follows:

September 30, 2017
2017	$612
2018	2,620
2019	2,172
Principal balance outstanding	5,404
less: unamortized discount	(164)
less: unamortized debt issuance costs	(19)
Long-term debt	5,221
Current portion	2,551
Noncurrent portion	2,670

At December 31, 2016, the principal maturities of the long-term debt were as follows:

December 31, 2016
2017	$1,213
2018	2,623
2019	2,164
Principal balance outstanding	6,000
less: unamortized discount	(298)
less: unamortized debt issuance costs	(35)
Long-term debt	5,667
Current portion	1,213
Noncurrent portion	4,454